CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 85,888	$ 520,731	$ 409,981	$ 1,538,453	$ 2,084,939	$ 723,438	$ 155,197
Cost of revenues	555,450	150,411	658,882	443,943	588,882	293,162	137,243
Gross profit (loss)	(469,562)	370,320	(248,901)	1,094,510	1,496,057	430,276	17,954
Operating expenses:
Advertising and promotion	105,855	24,275	314,469	298,738
Personnel	3,421,672	1,502,559	4,138,979	2,064,815
Selling, general and administrative	230,992	355,541	1,056,026	861,795	6,658,109	743,057
Wages and professional fees
Research and development	74,112	98,324	104,072	136,248	350,669		2,370
General and administrative							8,571
Professional fees	592,611	416,634	1,278,866	770,889
Total operating expenses	4,425,242	2,397,333	6,892,412	4,132,485		743,057	10,941
Loss from operations	(4,894,804)	(2,027,013)	(7,141,313)	(3,037,975)	(5,162,052)	(312,781)
Other income (expenses):
Interest income	4		5
Interest expense	(327,502)	(75,000)	(659,954)	(76,443)	(57,015)
Loss on issuance of debt	(1,212,384)	(75,000)	(1,212,384)	(76,443)
Change in fair value of derivative liabilities	249,226		257,126
Total other income (expenses), net	(1,290,656)	(75,000)	(1,615,207)
Net loss	$ (6,185,460)	$ (2,102,013)	$ (8,756,520)	$ (3,114,418)	$ (5,219,067)	$ (312,781)	$ 7,013
Net loss per share - basic and diluted (in dollars per share)	$ (0.15)	$ (0.05)	$ (0.22)	$ (0.08)	$ (0.13)	$ (0.01)	$ 0.00
Weighted average number of common shares outstanding, basic and diluted (in shares)	40,334,673	39,732,934	40,156,826	39,506,104	39,730,875	20,865,881	20,552,760